FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2000

                  Check here if Amendment [ ]: Amendment Number

                        This Amendment (Check only one):

                              [ ] is a restatement
                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Dorsey R. Gardner
Address:  P.O. 190240
          Miami Beach, FL  33119

Form 13F File Number 28-05471

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:     Dorsey R. Gardner
Title:
Phone:    305-673-1721

Signature, Place, and Date of Signing:

/s/Dorsey R. Gardner
---------------------
[Signature]

Miami Beach, Florida
---------------------
[City, State]

May 11, 2000

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion by other reporting manager(s)

List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]
Form 13F File Number 28-
Name:

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:  1


Form 13F Information Table Entry Total:  24


Form 13F Information Table Value Total:
      $ 291,219 (thousands)

Information for which the managers have requested confidential treatment has been omitted and filed separately with the Commission.

List of Other Included Managers:
      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 1

Form 13F File Number 28-05419

Name:  Timothy G. Caffrey


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


                           FORM 13F INFORMATION TABLE

                                  FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
      Column 1        Column 2  Column 3    Column 4             Column 5            Column 6     Column 7         Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Voting Authority
                                                                                                             -----------------------
Name of               Title of  CUSIP       Value      Shrs or      SH/PRN  Put/Call  Investment   Other
Issuer                class                 (x$1000)   prn amt                        discretion   managers   Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------
Delphi Auto Sys       Common    274126105    2,048       128,000      SH                 Other        1              128,000
R & B Falcon Corp.    Common    74912E101    6,793       345,000      SH                 Other        1              345,000
Toys R' Us            Common    892335100   17,739     1,197,500      SH                 Other        1             1,197,500
Safeco Corporation    Common    786429100   20,425       769,000      SH                 Other        1              769,000
S1 Corporation        Common    78463B101   95,833     1,118,368      SH                 Other        1             1,118,368
SnapOn Inc.           Common    833034101    4,439       169,500      SH                 Other        1              169,500
Tommy Hilfiger        Common    689152102    7,105       490,000      SH                 Other        1              490,000
Transactions System   Common    893416107   10,405       360,300      SH                 Other        1              360,300
Pacific Dunlop ADR    Common    694185208       67        18,500      SH                 Other        1               18,500
National Data Corp    Common    635621105   16,731       643,500      SH                 Other        1              643,500
Inter Tel             Common    458372109   26,858       980,920      SH                 Other        1              980,920
Travelocity.com       Common    893953109   17,275       588,000      SH                 Other        1              588,000
Stein Mart            Common    858375108      660        80,000      SH                 Other        1               80,000
Travel Services Intl  Common    894169101    9,058       350,000      SH                 Other        1              350,000
Systemax              Common    871851101    5,492       601,500      SH                 Other        1              601,500
Auspex Systems        Common    052116100      271        24,600      SH                 Other        1               24,600
Dot Hill Systems      Common    25848T109   16,426     1,314,040      SH                 Other        1             1,314,040
IHOP                  Common    449623107    5,118       365,600      SH                 Other        1              365,600
Compucom Systems      Common    204780100      787       149,900      SH                 Other        1              149,900
Lawson Products       Common    520776105      588        24,700      SH                 Other        1               24,700
Anacomp               Common    032371106    7,296       468,900      SH                 Other        1              468,900
Wet Seal Inc.         Common    961840105    8,061       511,800      SH                 Other        1              511,800
Surmodics             Common    868873100      550        20,000      SH                 Other        1               20,000
Celadon Group         Common    150838100   11,194       432,520      SH                 Other        1              432,520


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